Issued share capital, share premium account and share options - Range of exercise price (Details) € / shares in Units, € in Millions, Options in Millions	12 Months Ended
	Mar. 31, 2026 EUR (€) Options € / shares	Mar. 31, 2025 EUR (€) Options € / shares	Mar. 31, 2024 EUR (€) Options € / shares	Mar. 31, 2023 Options € / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted-average exercise price | € / shares	€ 11.12	€ 11.12	€ 11.18	€ 11.24
Number of options outstanding | Options	15.9	16.2	16.6	18.7
Weighted average remaining contractual life	1 year 10 months 24 days
Share based payments | €	€ 15.0	€ 12.8	€ (3.9)
Share-based payment arrangements, service period for option plan	5 years
LTIP 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share-based payment arrangements, service period for share award plan	3 years
Exercise price of 11.12 | Unvested share options
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | € / shares	€ 11.12
Number of options outstanding | Options	15.9
Weighted average remaining contractual life	1 year 10 months 24 days